Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill
Changes to the carrying amount of goodwill by reporting unit for the years ended December 31, 2016 and 2015 are provided in the following table.

(Dollars in thousands)	IBERIABANK	IMC	LTC	Total
Balance, December 31, 2014	$489,183	$23,178	$5,165	$517,526
Goodwill acquired during the year	207,077	—	—	207,077
Balance, December 31, 2015	$696,260	$23,178	$5,165	$724,603
Goodwill adjustments during the year	2,253	—	—	2,253
Balance, December 31, 2016	$698,513	$23,178	$5,165	$726,856

Schedule of Definite-Lived Intangible Assets
Definite-lived intangible assets had the following carrying values included in “other assets” on the Company’s consolidated balance sheets as of December 31:

	2016			2015
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$74,001	$(52,165)	$21,836	$74,001	$(43,957)	$30,044
Customer relationship intangible asset	1,348	(1,064)	284	1,348	(984)	364
Non-compete agreement	63	(22)	41	100	(79)	21
Other intangible assets	—	—	—	205	(114)	91
Total	$75,412	$(53,251)	$22,161	$75,654	$(45,134)	$30,520

Schedule of Amortization Expense of Intangible Assets
The related amortization expense of intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2014	$5,807
2015	7,811
2016	8,415

(Dollars in thousands)
Estimated amortization expense for the years ended December 31:
2017	$6,733
2018	5,740
2019	5,019
2020	3,513
2021	1,066
2022 and thereafter	90